DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

(in thousands of $)	2012	2011
Debt arrangement fees	876	876
Accumulated amortization	(636)	(596)
	240	280